Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Net income	$ 485.6	[1]	$ 627.0	[1]	$ 595.5	[1]
Other comprehensive income (loss) before tax:
Net change in cash flow hedges					0.2	[1]
Change in cumulative translation adjustments	28.1		(41.8)		(30.0)
Net change in unrealized components of defined benefit plans	(40.6)		(56.9)		(12.2)
Other comprehensive loss, before tax	(12.5)		(98.7)		(42.0)
Benefit for taxes related to defined benefit plans	14.5		20.5		4.4
Other comprehensive income (loss), net of tax	2.0		(78.2)		(37.6)
Comprehensive income	487.6	[1]	548.8	[1]	557.9	[1]
Less: Comprehensive income attributable to non-controlling interest	2.7		4.1		5.2
Comprehensive income attributable to controlling interest	$ 484.9		$ 544.7		$ 552.7

[1]	See Note 13 for further details - includes tax effects where applicable. 2)